Shareholders' Equity - Common Stock Outstanding (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 07, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Apr. 07, 2015 € / shares
Common Stock
Common stock, shares authorized		1,850,000,000
Common stock, par value (in dollars or Euros per share) | $ / shares		$ 0.10	$ 1.24
Shares of common stock outstanding
Beginning balance		172,792,526	173,992,168	172,454,507
Shares issued upon acquisition of IGT		45,322,614
GTECH rescission shares		(19,734,245)
Shares issued upon exercise of stock options		744,374	304,619	1,198,191
Shares issued under restricted stock award plans		1,118,970	679,242	339,470
Treasury stock purchases			(2,183,503)
Ending balance		200,244,239	172,792,526	173,992,168
Payment to shareholders for cash exit right exercised | $		$ 407,759
IGT
Shares of common stock outstanding
Number of IGT PLC shares issued for each GTECH share	1
Payment to shareholders for cash exit right exercised | $	$ 407,800
GTECH
Common Stock
Common stock, par value (in dollars or Euros per share) | € / shares					€ 1.00
GTECH | IGT
Shares of common stock outstanding
Cash exit right (in euros per share) | $ / shares	$ 19.174
Cash exit right exercised, number of shares	19,796,852
Cash exit right exercised, shares purchased by other shareholders	62,607